FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance income costs [abstract]
Schedule of Financial Results, Net

	2025	2024	2023
Exchange rate differences:
Foreign exchange gains	23,445,277	9,507,017	35,154,842
Foreign exchange losses	(108,578,507)	(67,005,066)	(370,926,228)
Total	(85,133,230)	(57,498,049)	(335,771,386)
Financial income
Interest from short-term investments	1,864,932	1,305,257	14,369,988
Effect of discounts on provisions and liabilities	2,111,769	1,276,899	1,986,994
Total	3,976,701	2,582,156	16,356,982
Financial expenses
Interest on borrowings	(47,442,690)	(76,044,027)	(177,186,588)
Loss from securities transactions (Note 32.4)	-	(715,697)	(5,259,884)
Interest on leases	(654,879)	(732,234)	(1,028,190)
Tax interest	(923,558)	(46,086)	(1,765,544)
Interest on other payables	(3,034,470)	(11,341,154)	(6,780,078)
Others	(5,904,004)	(19,678,152)	(18,025,176)
Total	(57,959,601)	(108,557,350)	(210,045,460)